Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Dividends recognised as distributions to owners per share	$ 1.20	$ 1.15